Introduction, basis of presentation of the consolidated financial statements and other information - Intro and effects of inflation (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Statement
Employee attendance objective prior to arrival of Omicron variant (as a percent)			50.00%
Employees in attendance in corporate offices under current pandemic conditions (as a percent)	25.00%
Employee attendance objective (as a percent)		70.00%
Cumulative inflation rate period		3 years
Minimum three-year cumulative inflation rate for classifying economy as inflationary (as a percent)		26.00%
Total Shareholders' Equity Attributable to the Parent
Statement
Ownership interest (as a percent)		96.16%